OTHER CURRENT ASSETS (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Cash held as collateral	CAD 585	CAD 423
Fair value of derivative contracts (Note 23)	442	409
Regulatory assets (Note 9)	85	16
Assets held for sale (Note 6)	20	0
Other	221	171
Other current assets, total	CAD 1,353	CAD 1,019